Intangible Assets and Others, net (Schedule of Intangible Assets, net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance	₪ 1,298
Balance	1,294	₪ 1,298
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	2,271	2,165
Additions	231	218
Disposals	(84)	(112)
Balance	2,418	2,271
Cost [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	552	552
Additions
Disposals
Balance	552	552
Cost [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	296	325
Additions	84	71
Disposals	(65)	(100)
Balance	315	296
Cost [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	41	45
Additions	9	8
Disposals	(13)	(12)
Balance	37	41
Cost [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	258	120
Additions	138	138
Disposals
Balance	396	258
Cost [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance	809	809
Additions
Disposals
Balance	809	809
Cost [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	315	314
Additions		1
Disposals	(6)
Balance	309	315
Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	973	905
Amortization for the year	229	180
Disposals	(78)	(112)
Balance	1,124	973
Accumulated Depreciation [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	416	401
Amortization for the year	15	15
Disposals
Balance	431	416
Accumulated Depreciation [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	115	141
Amortization for the year	78	74
Disposals	(60)	(100)
Balance	133	115
Accumulated Depreciation [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	23	27
Amortization for the year	7	8
Disposals	(12)	(12)
Balance	18	23
Accumulated Depreciation [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	107	27
Amortization for the year	126	80
Disposals
Balance	233	107
Accumulated Depreciation [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance
Amortization for the year
Disposals
Balance
Accumulated Depreciation [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	312	309
Amortization for the year	3	3
Disposals	(6)
Balance	309	312
Carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	1,298	1,260
Balance		1,298
Carrying amount [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	136	151
Balance		136
Carrying amount [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	181	184
Balance		181
Carrying amount [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	18	18
Balance		18
Carrying amount [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	151	93
Balance		151
Carrying amount [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance	809	809
Balance		809
Carrying amount [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	₪ 3	5
Balance		₪ 3